Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill
Intangible Assets and Goodwill
As at December 31, 2016 and 2015, intangible assets consisted of acquired time-charter contracts with a weighted-average amortization period of 20.7 years. The carrying amount of intangible assets for the Partnership’s liquefied gas segment is as follows:

	December 31 2016 $	December 31 2015 $
Gross carrying amount	179,813	179,813
Accumulated amortization	(109,879)	(101,023)
Net carrying amount	69,934	78,790

Amortization expense associated with intangible assets was $8.9 million, $8.9 million and $9.2 million for the years ended December 31, 2016, 2015 and 2014, respectively. Amortization expense associated with intangible assets is expected to be approximately $8.9 million per year in each of the next five years.

The carrying amount of goodwill as at each of December 31, 2016 and 2015 for the Partnership’s liquefied gas segment was $35.6 million. In 2016 and 2015, the Partnership conducted its annual goodwill impairment review of its liquefied gas segment and concluded that no impairment had occurred.